Consolidated Statements of Operations and Comprehensive Loss (FY) - USD ($) $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Consolidated Statements of Operations and Comprehensive Loss [Abstract]
Net sales	$ 11,135			$ 3,932			$ 33,302	$ 11,567	$ 15,577	$ 14,785
Cost of goods sold	6,681			3,096			20,567	7,178	9,717	7,489
Gross profit	4,454			836			12,735	4,389	5,860	7,296
Operating expenses:
General and administrative	3,648			4,856			23,298	12,031	19,782	6,055
Share-based compensation	1,543			2,496			7,047	6,708	10,280	431
Sales and marketing	2,396			2,856			6,203	8,452	10,138	4,981
Customer service and warehousing	148			303			500	854	1,097	987
Impairment of intangible asset									889	0
Total operating expenses	7,735			10,511			37,048	28,045	42,186	12,454
Loss from operations	(3,281)			(9,675)			(24,313)	(23,656)	(36,326)	(5,158)
Other expense:
Interest expense, net	(2,537)			(41)			(7,268)	(165)	(670)	(868)
Loss on acquisitions	0			(2,612)			0	147,376	(147,376)	0
Change in fair value of warrant derivative liability	4,213			1,079			2,118	886	(90)	0
Total other expense/(other income)	1,588			3,650			(5,238)	(146,655)	(148,136)	(868)
Net and comprehensive loss	(1,693)			(6,025)			(29,551)	(170,311)	(184,462)	(6,026)
Preferred dividends	35			43			103	70	109	0
Net and comprehensive loss available to common stockholders	$ (1,728)	$ (18,438)	$ (9,488)	$ (6,068)	$ (161,533)	$ (2,776)	$ (29,654)	$ (170,381)	$ (184,571)	$ (6,026)
Weighted average number of shares outstanding (in shares)	48,961,447			43,575,010			48,809,740	28,624,230	33,238,600	11,516,421
Loss per share, basic and diluted (in dollars per share)	$ (0.04)			$ (0.14)			$ (0.61)	$ (5.95)	$ (5.55)	$ (0.52)